Property, Plant And Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant And Equipment, Net [Line Items]
Accumulated depreciation	$ (1,317,974)	$ (645,487)	$ (331,841)
Total	8,249,725	5,385,955	706,405
Computer & peripheral [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	436,675	290,724	180,009
Furniture [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	335,516	175,538	175,707
Leasehold Improvements [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	735,402	254,468	154,651
Office Equipment [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	406,181	156,579	103,371
Pay Per Use Systems [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	4,821,194	3,374,228
Plant and machinery [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	555,490	377,121	128,498
R & D equipment [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross			90,434
Server & networking [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	40,828	34,926	21,999
Vehicles [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	687,768	191,961	183,577
Demo system [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross	1,548,645	1,128,305
Capital work in progress [Member]
Schedule of Property, Plant And Equipment, Net [Line Items]
Property and Equipment, Gross		$ 47,592